TURNER FUNDS

Institutional Class

Investor Class

Retirement Class

Supplement dated May 27, 2014

to the Statement of Additional Information (“SAI”) dated January 31, 2014

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI AND SHOULD BE READ IN CONJUNCTION WITH THE SAI

1.                                      The following is added as the first entry in the table under “Trustees and Officers of the Trust” on page 60:

Name, Address and Age(1)	Position Held with Trust and Length of Service(2)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Complex Overseen by Trustee	Other Directorships Held(3)

Interested Trustee*

Stephen J. Negrotti (62)	Trustee (since 2014) and President	President and Chief Executive Officer (since 2014), Turner; Partner (1986-2011), Ernst & Young LLP.	10

Paoli Hospital Foundation, Member of Board of Trustees and Chairman of Finance and Audit Committee (since 2000); National Association of Corporate Directors (Philadelphia Chapter) (2003-2011); Main Line Health System, Member of Investment Committee (since 2013).

*  Mr. Negrotti is deemed to be an “Interested Trustee” by virtue of his relationship with Turner.

2.                                      The following information replaces the first entry under “Executive Officers”  in the table on page 61:

Name, Address and Age(1)	Position Held with Trust and Length of Service(2)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Complex Overseen by Trustee	Other Directorships Held(3)

Stephen J. Negrotti (62)	President (since 2014)	President and Chief Executive Officer (since 2014), Turner; Partner (1986-2011), Ernst & Young LLP.	N/A	N/A

Bashir C. Asad Citi (51)	Controller and Chief Financial Officer (since 2014)	Senior Vice President and Head of Fund Administration Department (since 2013), Senior Vice President (since 2010) and Vice President (since 2007), Citi Fund Services.	N/A	N/A

3.                                      The following information is added as the second paragraph on page 62:

Stephen J. Negrotti.                                    Mr. Negrotti has been a Trustee since 2014.  He is the President and Chief Executive Officer of the Adviser.  Mr. Negrotti has over 41 years of finance experience.

4.                                      The following is added as the first entry in the table under “Fund Shares Owned By Trustees” on page 65:

Name	Dollar Range of Fund Shares (Fund)	Aggregate Dollar Range of Shares (All Turner Funds)
Interested Trustee
Stephen J. Negrotti(1)	None	None (2)

(1)  Mr. Negrotti is an “interested person” of the Trust, as the term is defined in the 1940 Act, by virtue of his relationship with Turner.

(2)  Mr. Negrotti was not a Trustee of the Trust as of December 31, 2013.  When he was elected by the Board of Trustees on May 16, 2014, Mr. Negrotti owned between $100,001 and $500,000 in the Turner Medical Sciences Long/Short Fund and between $100,001 and $500,000 in all Turner Funds.

5.                                      The following information is added as the first entry in the table under “Compensation” on page 66:

Name of Person, Position	Aggregate Compensation From the Trust for the Fiscal Year Ended September 30, 2013	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Trust and Fund Complex Paid to Trustees for the Fiscal Year Ended September 30, 2013
Interested Trustee
Stephen J. Negrotti (1)	—	—	—	—

(1)                                 Mr. Negrotti is an “interested person” of the Trust, as the term is defined in the 1940 Act, by virtue of his relationship with Turner.  The Trust pays fees only to the Trustees who are not interested persons of the Trust.  Compensation of officers and interested persons of the Trust is paid by Turner.  Mr. Negrotti became a Trustee of the Trust effective May 16, 2014.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

TURNER FUNDS

Class C

Supplement dated May 27, 2014

to the Statement of Additional Information (“SAI”) dated January 31, 2014

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI AND SHOULD BE READ IN CONJUNCTION WITH THE SAI

1.                                      The following is added as the first entry in the table under “Trustees and Officers of the Trust” on page 45:

Name, Address and Age(1)	Position Held with Trust and Length of Service(2)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Complex Overseen by Trustee	Other Directorships Held(3)

Interested Trustee*

Stephen J. Negrotti (62)	Trustee (since 2014) and President	President and Chief Executive Officer (since 2014), Turner; Partner (1986-2011), Ernst & Young LLP.	10

Paoli Hospital Foundation, Member of Board of Trustees and Chairman of Finance and Audit Committee (since 2000); National Association of Corporate Directors (Philadelphia Chapter) (2003-2011); Main Line Health System, Member of Investment Committee (since 2013).

*  Mr. Negrotti is deemed to be an “Interested Trustee” by virtue of his relationship with Turner.

2.                                      The following information replaces the first entry under “Executive Officers”  in the table on page 46:

Name, Address and Age(1)	Position Held with Trust and Length of Service(2)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Complex Overseen by Trustee	Other Directorships Held(3)

Stephen J. Negrotti (62)	President (since 2014)	President and Chief Executive Officer (since 2014), Turner; Partner (1986-2011), Ernst & Young LLP.	N/A	N/A

Bashir C. Asad Citi (51)	Controller and Chief Financial Officer (since 2014)	Senior Vice President and Head of Fund Administration Department (since 2013), Senior Vice President (since 2010) and Vice President (since 2007), Citi Fund Services.	N/A	N/A

3.                                      The following information is added as the second paragraph on page 47:

Stephen J. Negrotti.                                    Mr. Negrotti has been a Trustee since 2014.  He is the President and Chief Executive Officer of the Adviser.  Mr. Negrotti has over 41 years of finance experience.

4.                                      The following is added as the first entry in the table under “Fund Shares Owned By Trustees” on page 50:

Name	Dollar Range of Fund Shares (Fund)	Aggregate Dollar Range of Shares (All Turner Funds)
Interested Trustee
Stephen J. Negrotti(1)	None	None (2)

(1)  Mr. Negrotti is an “interested person” of the Trust, as the term is defined in the 1940 Act, by virtue of his relationship with Turner.

(2)  Mr. Negrotti was not a Trustee of the Trust as of December 31, 2013.  When he was elected by the Board of Trustees on May 16, 2014, Mr. Negrotti owned between $100,001 and $500,000 in the Turner Medical Sciences Long/Short Fund and between $100,001 and $500,000 in all Turner Funds.

5.                                      The following information is added as the first entry in the table under “Compensation” on page 52:

Name of Person, Position	Aggregate Compensation From the Trust for the Fiscal Year Ended September 30, 2013	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Trust and Fund Complex Paid to Trustees for the Fiscal Year Ended September 30, 2013
Interested Trustee
Stephen J. Negrotti (1)	—	—	—	—

(1)                                 Mr. Negrotti is an “interested person” of the Trust, as the term is defined in the 1940 Act, by virtue of his relationship with Turner.  The Trust pays fees only to the Trustees who are not interested persons of the Trust.  Compensation of officers and interested persons of the Trust is paid by Turner.  Mr. Negrotti became a Trustee of the Trust effective May 16, 2014.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.